Offsetting of financial assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 229,500	SFr 268,000
Offsetting	(208,200)	(245,100)
of which counterparty netting	(184,700)	(223,000)
of which cash collateral netting	(23,500)	(22,100)
Total net derivatives subject to enforceable master netting agreements	21,300	22,900
Total derivatives not subject to enforceable master netting agreements	5,600	5,700
Total net derivatives presented in the consolidated balance sheets	26,900	28,600
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	99,900	92,000
Securities purchased under resale agreements, offsetting	(26,900)	(19,600)
Securities purchased under resale agreements, net	73,000	72,400
Securities borrowing transactions, gross	24,000	21,400
Securities borrowing transactions, offsetting	(4,500)	(3,900)
Securities borrowing transactions, net	19,500	17,500
Total subject to enforceable master netting agreements, gross	123,900	113,400
Total subject to enforceable master netting agreements, offsetting	(31,400)	(23,500)
Total subject to enforceable master netting agreements, net	92,500	89,900
Total not subject to enforceable master netting agreements	42,200	33,100
Total, gross	166,100	146,500
Total, net	134,700	123,000
of which reported at fair value	87,331	83,565
Amounts not offset in the consolidated balance sheets
Derivatives, net	21,300	22,900
Derivatives, financial instruments	6,300	6,200
Derivatives, cash collateral received/pledged	0	800
Derivatives, net exposure	15,000	15,900
Securities purchased under resale agreements, net	73,000	72,400
Securities purchased under resale agreements, financial instruments	73,000	72,400
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	19,500	17,500
Securities borrowing transactions, financial instruments	18,600	17,100
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	900	400
Total financial assets subject to enforceable master netting agreements, net	113,800	112,800
Total financial assets subject to enforceable master netting agreements, financial instruments	97,900	95,700
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	0	800
Total financial assets subject to enforceable master netting agreements, net exposure	15,900	16,300
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	26,800	28,400
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	100	200
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	10,300	19,500
Offsetting	(8,500)	(19,000)
Total net derivatives subject to enforceable master netting agreements	1,800	500
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,800	500
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	207,600	239,200
Offsetting	(188,600)	(217,100)
Total net derivatives subject to enforceable master netting agreements	19,000	22,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	19,000	22,100
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,600	9,300
Offsetting	(11,100)	(9,000)
Total net derivatives subject to enforceable master netting agreements	500	300
Amounts not offset in the consolidated balance sheets
Derivatives, net	500	300
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	137,400	168,700
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	8,200	15,700
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	129,100	153,000
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	0
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	59,300	58,400
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	0
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	59,300	58,100
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	300
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	22,700	20,900
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,200	12,000
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,500	8,900
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	7,900	17,300
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,100	3,800
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,800	13,500
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,200	2,700
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,200	2,600
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	100
Bank
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	229,400	267,900
Offsetting	(208,100)	(245,100)
of which counterparty netting	(184,600)	(223,000)
of which cash collateral netting	(23,500)	(22,100)
Total net derivatives subject to enforceable master netting agreements	21,300	22,800
Total derivatives not subject to enforceable master netting agreements	5,800	6,000
Total net derivatives presented in the consolidated balance sheets	27,100	28,800
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	100,200	92,400
Securities purchased under resale agreements, offsetting	(26,900)	(19,600)
Securities purchased under resale agreements, net	73,300	72,800
Securities borrowing transactions, gross	24,000	21,400
Securities borrowing transactions, offsetting	(4,500)	(3,900)
Securities borrowing transactions, net	19,500	17,500
Total subject to enforceable master netting agreements, gross	124,200	113,800
Total subject to enforceable master netting agreements, offsetting	(31,400)	(23,500)
Total subject to enforceable master netting agreements, net	92,800	90,300
Total not subject to enforceable master netting agreements	42,200	33,100
Total, gross	166,400	146,900
Total, net	135,000	123,400
of which reported at fair value	87,331	83,565
Amounts not offset in the consolidated balance sheets
Derivatives, net	21,300	22,800
Derivatives, financial instruments	6,300	6,200
Derivatives, cash collateral received/pledged	0	800
Derivatives, net exposure	15,000	15,800
Securities purchased under resale agreements, net	73,300	72,800
Securities purchased under resale agreements, financial instruments	73,300	72,800
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	19,500	17,500
Securities borrowing transactions, financial instruments	18,600	17,100
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	900	400
Total financial assets subject to enforceable master netting agreements, net	114,100	113,100
Total financial assets subject to enforceable master netting agreements, financial instruments	98,200	96,100
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	0	800
Total financial assets subject to enforceable master netting agreements, net exposure	15,900	16,200
Bank | Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	27,000	28,600
Bank | Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	100	200
Bank | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	10,300	19,500
Offsetting	(8,500)	(19,000)
Total net derivatives subject to enforceable master netting agreements	1,800	500
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,800	500
Bank | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	207,500	239,200
Offsetting	(188,500)	(217,100)
Total net derivatives subject to enforceable master netting agreements	19,000	22,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	19,000	22,100
Bank | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,600	9,200
Offsetting	(11,100)	(9,000)
Total net derivatives subject to enforceable master netting agreements	500	200
Amounts not offset in the consolidated balance sheets
Derivatives, net	500	200
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	137,300	168,600
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	8,200	15,700
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	129,000	152,900
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	0
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	59,300	58,400
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	59,300	58,100
Bank | Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	300
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	22,700	20,900
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,200	12,000
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,500	8,900
Bank | Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	7,900	17,300
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,100	3,800
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,800	13,500
Bank | Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,200	2,700
Bank | Other products | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	0
Bank | Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,200	2,700
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 0	SFr 0